Revenue - Movements in the impairment loss allowance of contract assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in the impairment loss allowance of contract assets
Beginning of the year	¥ (11,452)
End of the year	(19,881)	¥ (11,452)
Contract assets
Movements in the impairment loss allowance of contract assets
Beginning of the year	(11,452)
Additions of impairment loss	(14,333)	(2,288)
Additions from acquisition of subsidiary	(1,549)	(10,506)
Reversal of impairment loss	151
Writeoff	7,302	1,342
End of the year	¥ (19,881)	¥ (11,452)